Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,000,001.60
Total Fee Amount	1,104.80
Total Offset Amount	0.00
Net Fee	$ 1,104.80
Offering Table N/A
Offset Table N/A	N/A